Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			$ 787
Exploration Expense	$ (25)	$ (1)	(32)	$ (10)
Ending Balance	776		776
E&E Assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			787
Additions			42
Exploration Expense			(32)
Depletion			(15)
Change in Decommissioning Liabilities			(4)
Exchange Rate Movements and Other			(2)
Ending Balance	$ 776		$ 776